CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CIK_0001843477_Spring Valley Acquisition Corp. II
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	300,000,000	300,000,000
Common shares, shares issued (in shares)	9,879,945	9,880,095
Common shares, shares outstanding (in shares)	9,879,945	9,880,095
Class A ordinary shares subject to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Ordinary shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares subject to possible redemption, shares outstanding (in shares)	2,213,278	2,213,429
Temporary equity, redemption price per share	$ 12.02	$ 11.55
Class A ordinary shares subject not to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Common shares, shares issued (in shares)	7,666,666	7,666,666
Common shares, shares outstanding (in shares)	7,666,666
Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	30,000,000	30,000,000
Common shares, shares issued (in shares)	1	1
Common shares, shares outstanding (in shares)	1	1